Summary of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	¥ 2,341
2025	2,918
2026	858
Total undiscounted lease payments	6,117
Less: imputed interest	(344)
Total lease liabilities	¥ 5,773	¥ 22,682